ORGANIZATION AND BASIS OF PRESENTATION - Contractual Agreements (Details) - BEST Network - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2019
Contractual Agreements
Interest-free loans		¥ 13,780
Exclusive Technical Support and Service Agreement
Contractual Agreements
Agreement term		20 years
Proxy Agreement
Contractual Agreements
Agreement term		20 years
Equity Pledge Agreement
Contractual Agreements
Agreement term	20 years